Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Parties

8. RELATED PARTIES

On September 8, 2011, the Company entered into a Management Services Agreement with Welsh, Carson, Anderson & Stowe XI, L.P., a Series D stockholder prior to the 2016 recapitalization. Certain affiliates of Welsh Carson, Anderson & Stowe XI, L.P. were also Series D Preferred stockholders. Under the terms of this agreement, the Company will receive strategic, managerial and operational advice in exchange for an annual fee of $0.5 million. The Company paid cash and incurred an expense of $0.1 million related to this management fee for year December 31, 2015. On May 15, 2015, both parties terminated the Management Services Agreement.

On September 8, 2011, the Company issued the WCAS Note to WCAS, a private company Series D Preferred stockholder (See discussion of “WCAS Note Payable” in note 4). In 2015, CRG, who are the lenders of Senior Secured Debt, purchased 2,400,000 shares of Series AA Preferred Stock of Valeritas for gross proceeds of $3.0 million. Certain affiliates of WCAS are also common stock stockholders as of December 31, 2016. Upon restructuring of the Company’s debt, WCAS converted $2.1 million of outstanding interest into 1,660,530 shares of Series AB Preferred Stock, which was converted to 49,526 shares of common stock of the Company.

In 2015, CRG purchased 4,000,000 shares of Series AA Preferred Stock and 4,093,596 shares of Series AB Preferred Stock of Valeritas for gross proceeds of $5.0 million and $5.1 million respectively. During 2016, CRG participated in additional private company Series AB financing as well as exercised its private company Series AB warrants to acquire additional 10,276,030 shares of private company Series AB Preferred Stock (314,761 shares of the common stock of the Company after the 2016 Merger) of the Company for gross amount of $13.2 million. CRG converted its outstanding accrued interest and prepayment premium of approximately $16.5 million into 8,609,824 shares of private company Series AB preferred stock and 4,649,859 shares of private company common stock. The private company Series AB shares were then converted into 256,744 shares of the Company’s common stock upon the 2016 Merger and all shares of the private company stock were canceled upon the 2016 Merger. Upon the closing of the 2016 Merger, the aggregate CRG shares of Series AB Preferred Stock were exchanged for 685,970 shares of common stock in Valeritas Holdings, Inc. CRG also took part in the Private Placement, contributing an additional $20.0 million for 500,000 shares common stock of Valeritas Holdings. The aggregate common shares of Valeritas Holdings, Inc. held by CRG upon closing of the 2016 Merger were 1,185,970.